Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Key Financial Performance Measures of the Segments	Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:
	2023	2022	2021
	USD	USD	USD
Revenue from subscription segment
Revenue	24,557,650	27,061,318	25,664,145
Cost of revenue	(21,344,236)	(23,541,956)	(21,863,278)
Segment gross profit	3,213,414	3,519,362	3,800,867

Revenue from advertisement segment
Revenue	9,900,071	12,057,903	9,840,247
Cost of revenue	(3,855,840)	(8,655,196)	(4,599,359)
Segment gross profit	6,044,231	3,402,707	5,240,888

Revenue from live events segment
Revenue	6,922,719	9,362,794	-
Cost of revenue	(5,888,466)	(6,933,370)	-
Segment gross profit	1,034,253	2,429,424	-

Consolidated
Revenue from external customers	41,380,440	48,482,015	35,504,392
Cost of revenue	(31,088,542)	(39,130,522)	(26,462,637)
Gross profit	10,291,898	9,351,493	9,041,755

Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax	Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	2023	2022	2021
	USD	USD	USD

Gross profit	10,291,898	9,351,493	9,041,755
Selling and marketing expenses	(8,369,739)	(11,569,386)	(8,013,933)
General and administrative expenses	(17,080,251)	(17,365,313)	(11,017,765)
Consultancy and professional fees	(1,725,675)	(2,114,707)	(6,120,494)
Government grants	2,325,960	4,318,726	2,546,360
Finance costs	(268,517)	(552,751)	(2,679,763)
Finance income	18,959	15,036	145,107
Share of loss of a joint venture (note17)	(213,805)	(283,055)	(94,210)
Fair value change of warrants liabilities	(575,224)	6,697,574	-
Recapitalization expense	-	(48,521,756)	-
Foreign exchange loss, net	(2,656,846)	(3,129,330)	(1,558,780)
Other income	3,242,597	2,825,374	41,419
Loss before tax	(15,010,643)	(60,328,095)	(17,710,304)

Schedule of Revenue by Market	Revenue by market
	2023	2022	2021
	USD	USD	USD

UAE	11,830,985	12,750,454	5,980,102
KSA	9,655,639	14,607,994	8,287,578
Egypt	9,327,477	9,804,094	8,898,645
Lebanon	3,456,823	3,572,317	4,834,760
Kuwait	1,265,485	1,757,282	1,903,202
Jordan	1,227,705	1,133,807	1,043,768
Others*	4,616,326	4,856,067	4,556,337
	41,380,440	48,482,015	35,504,392
*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.